UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2554

Name of Registrant: Vanguard Money Market Reserves

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2008 – August 31, 2009

Item 1: Reports to Shareholders

Vanguard Money Market Funds
Annual Report

August 31, 2009

Vanguard Prime Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Admiral™ Treasury Money Market Fund

> Vanguard’s three money market funds posted returns ranging from 0.70% to 1.47% for the fiscal year ended August 31, 2009.

> The Federal Reserve Board cut its target for short-term interest rates to 0%–0.25% in December 2008, stifling money market yields in the process.

> Despite challenges, Vanguard’s money market funds performed better than their respective peer-group averages—not only for the year but also for the ten-year period ended August 31.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Advisor’s Report	8
Results of Proxy Voting	10
Prime Money Market Fund	13
Federal Money Market Fund	30
Admiral Treasury Money Market Fund	41
About Your Fund’s Expenses	53
Trustees Approve Advisory Arrangement	55
Glossary	56

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Fiscal Year Ended August 31, 2009
			7-Day SEC
	Ticker	Total	Yield[1]
	Symbol	Returns	8/31/2009
Vanguard Prime Money Market Fund
Investor Shares	VMMXX	1.31%	0.19%
Money Market Funds Average[2]		0.62	—
Institutional Shares[3]	VMRXX	1.47	0.34
Institutional Money Market Funds Average[2]		0.89	—

Vanguard Federal Money Market Fund	VMFXX	1.06%	0.15%
Government Money Market Funds Average[2]		0.43	—

Vanguard Admiral Treasury Money Market Fund[4]	VUSXX	0.70%	0.07%
iMoneyNet Money Fund Report’s Average 100% Treasury Fund[2]		0.17	—

1 The yield of a money market fund more closely reflects the current earnings of the fund than its total return.
2 For the Prime and Federal Money Market Funds, peer-group returns are derived from data provided by Lipper Inc.; for the Admiral Treasury
Money Market Fund, peer-group returns are based on data provided by iMoneyNet, Inc.
3 This class of shares carries low expenses and is available for a minimum initial investment is $5 million.
4 Minimum initial investment is $50,000.

President’s Letter

Dear Shareholder,

In December 2008, the Federal Reserve cut its target for short-term interest rates to a range of 0.0%–0.25%, the lowest level on record. These extremely low rates weighed on money market yields, resulting in lower returns for all three Vanguard Money Market Funds.

For the fiscal year ended August 31, 2009, the funds’ total returns ranged from 0.70% for the Admiral Treasury Money Market Fund to 1.47% for the Prime Money Market Fund’s Institutional Shares. Each fund surpassed the average return of its respective peer group.

In response to the challenging yield environment, Vanguard took several steps to protect shareholders’ interests. In early August, we merged the Treasury Money Market Fund into the lower-cost Admiral Treasury Money Market Fund. As our fiscal year ended, both the Admiral Treasury Money Market Fund and the Federal Money Market Fund were closed to new investors. These actions were taken to protect current shareholders and to help ensure that the funds’ yields remain competitive.

Among bond investors, safety and yield traded places

The 12 months ended August 31 spanned two strikingly different half-years. The period began with the September collapse of a major investment bank and the government-engineered rescue of several giant financial institutions. Investors were also shaken in September by news that a prominent money market mutual fund, the Reserve Primary Fund, could no longer maintain a $1 share price. As credit markets deteriorated, investors rushed to the relative safety and liquidity of U.S. Treasury securities, driving their prices up and yields down.

Investors were so risk-averse that short-term Treasury yields briefly turned negative. November and December were among the ten best months ever for Treasury bond returns (adjusted for inflation). Corporate bonds, especially those of lower credit quality, struggled, and their yield spreads above comparable Treasuries widened to near-historic levels during the first six months.

Several moves by the Federal Reserve Board and the Treasury—including a temporary program to guarantee the assets of money market investors under specified conditions—helped credit markets to attain some stability by

Market Barometer
		Average Annual Total Returns
		Periods Ended August 31, 2009
	One Year	Three Years	Five Years
Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	7.94%	6.35%	4.96%
Barclays Capital Municipal Bond Index	5.67	4.14	4.15
Citigroup 3-Month Treasury Bill Index	0.51	2.77	2.98

Stocks
Russell 1000 Index (Large-caps)	–18.39%	–5.61%	0.94%
Russell 2000 Index (Small-caps)	–21.29	–6.08	2.21
Dow Jones U.S. Total Stock Market Index	–18.10	–5.17	1.45
MSCI All Country World Index ex USA (International)	–13.96	–2.41	8.18

CPI
Consumer Price Index	–1.48%	1.91%	2.64%

the spring. In a dramatic reversal, investors regained their appetite for risk, favoring corporate bonds over Treasuries.

After all the ups and downs, Treasuries and high-yield corporate bonds produced similar 12-month returns of about 6%–7%. Overall, the broad U.S. taxable bond market returned about 8%. Tax-exempt municipal bonds, after a flat first half, returned more than 5% for the fiscal year.

Stocks sank, then soared as credit and economy stabilized

The U.S. stock market also performed a U-turn during the year. Stocks sank as the ensuing crisis spread from Wall Street to Main Street and around the globe. Stricken by seized-up credit markets and a near-total lack of confidence, businesses and consumers put the brakes on economic growth.

Governments in the United States and abroad responded with unprecedented stimulus and other programs. Over the past six months, these efforts started to take hold. Credit-market conditions improved, and the outlook for the U.S. economy brightened. From their early-March lows, stocks took off on an almost-unbroken winning streak.

Even so, the broad U.S. stock market ended the 12 months in negative territory, with a return of about –18%. International markets performed somewhat better, as

Expense Ratios[1]
Your Fund Compared With Its Peer Group
	Fund	Peer-Group
	Expense	Expense
Money Market Fund	Ratio	Ratio
Prime
Investor Shares	0.28%	0.89%
Institutional Shares	0.13	0.44
Federal	0.28	0.80
Admiral Treasury	0.15	0.75

1 The fund expense ratios shown are from the prospectuses dated December 29, 2008, and represent estimated costs for the fiscal year based on the funds’ net assets as of the prospectus date. The expense ratios for the fiscal year ended August 31, 2009, were 0.28% for the Prime Money Market Fund Investor Shares and 0.13% for the Institutional Shares; 0.27% for the Federal Money Market Fund; and 0.15% for the Admiral Treasury Money Market Fund. Peer groups are: for the Prime Money Market Fund Investor Shares, the Money Market Funds Average; for the Prime Money Market Fund Institutional Shares, the Institutional Money Market Funds Average; for the Federal Money Market Fund, the Government Money Market Funds Average; for the Admiral Treasury Money Market Fund, the U.S.

Treasury Money Market Funds Average. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2008.

major European economies emerged from recession; the MSCI All Country World Index ex USA returned about –14%.

Despite the robust second-half rally, it may be premature to sound the all-clear signal. As the fiscal year came to a close, home foreclosures and the unemployment rate were rising, and the federal government’s list of problem banks had climbed above 400—the most since June 1994. There is considerable historical evidence that recovery from a recession caused by a financial crisis tends to take longer than average.

Coping with record-low rates, the funds performed well

When the Federal Reserve slashed short-term interest rates to record lows, it caused money market yields to plummet. Low rates, combined with turmoil in the short-term debt markets, meant that some higher-cost and riskier funds struggled to maintain the share price of $1.

In this environment, the Vanguard Money Market Funds were well served by their customary emphasis on the highest-quality securities and by the prescient judgments of the investment advisor—

Total Returns
Ten Years Ended August 31, 2009
	Average Annual Return
	Vanguard	Peer
Money Market Fund	Fund	Group[1]
Prime
Investor Shares	3.20%	2.59%
Institutional Shares	3.39	3.03
Federal	3.14	2.57
Admiral Treasury	3.03	2.39

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

1 Peer groups are: for the Prime Money Market Fund Investor Shares, the Money Market Funds Average; for the Prime Money Market Fund Institutional Shares, the Institutional Money Market Funds Average; for the Federal Money Market Fund, the Government Money Market Funds Average; for the Admiral Treasury Money Market Fund, the iMoneyNet Money Fund Report’s Average 100% Treasury Fund. For the Prime and Federal Money Market Funds, peer-group returns are derived from data provided by Lipper Inc.; for the Admiral Treasury Money Market Fund, data provided by iMoneyNet, Inc.

Vanguard’s Fixed Income Group—about some of the risks percolating in the money markets. Each fund’s share price remained solidly at $1, as is expected but not guaranteed.

Still, the funds were not immune to the challenges presented by extremely low interest rates for short-term securities. During the 12-month period, each of the funds’ yields fell significantly. Nonetheless, each managed to return more than the average for its peer group. The funds’ competitive advantages reflected prudent portfolio management, exceptional credit standards, and our customarily low costs.

The Prime Money Market Fund was the top performer of the group, returning 1.31% for Investor Shares and 1.47% for Institutional Shares. The Federal Money Market Fund returned 1.06%, while the Admiral Treasury Money Market Fund posted a return of 0.70%. The variation in the funds’ performance largely reflects their different levels of exposure to U.S. Treasury and agency securities, whose yields were driven lowest during the fiscal year.

The table on page 4 compares the expense ratios of our funds with the average costs of their peers. The table below shows the change in yield over the year for each fund.

The funds’ long-term record remains competitive

It’s been quite a year for money market mutual funds. To ease the minds of nervous investors, the U.S. Treasury

Changes in Yields
		7-Day SEC Yield
	August 31,	August 31,
Money Market Fund	2009	2008
Prime
Investor Shares	0.19%	2.17%
Institutional Shares	0.34	2.32
Federal	0.15	2.01
Admiral Treasury	0.07	1.80

initially set up a temporary money market guarantee program, which our funds took part in. With the guarantee program ending on September 19, it’s only logical for investors to wonder what the future will be like for money market funds.

In response to these concerns, the fund industry has proposed new ideas for fine-tuning risk control and strengthening reporting requirements for money market funds. Vanguard’s own funds already meet or exceed the proposed standards, but we are always pleased by broad actions in support of investors’ interests. The advisor’s letter included in this report discusses the anticipated changes in more detail.

Our funds did well in this extremely difficult period, and their long-term performance also remains impressive in comparison with the average returns of peers, as you can see in the table on page 5. The funds’ solid ten-year returns are the product of several factors, including an emphasis on high-quality securities, skilled portfolio management by Vanguard’s Fixed Income Group, and the funds’ exceptionally low operating costs.

In all market conditions, costs and quality are key

Over the past 12 months, investors have experienced one of the toughest economic periods since the 1930s. Even as turmoil in the stock and bond markets has unnerved those investing in riskier assets, record-low interest rates and a steep decline in yields have left money market shareholders frustrated.

However, disruptions in the market and fluctuations in short-term interest rates can be expected to happen periodically. To help prepare for such volatility, it’s important to pay attention to how your investment is managed and how much you are paying in expenses. A well-managed money market fund is designed to deliver stability, liquidity, and yield—in that order. A failure to respect those priorities can put these critical savings vehicles at risk, as some money market fund providers learned in late 2008.

We believe that Vanguard’s Money Market Funds—with their rock-bottom expense ratios and strict dedication to quality—are good vehicles for your short-term investment needs.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
President and Chief Executive Officer
September 14, 2009

Advisor’s Report

For the 12 months ended August 31, 2009, the three Vanguard Money Market Funds produced returns ranging from 0.70% for the Admiral Treasury Money Market Fund to 1.47% for the Institutional Shares of the Prime Money Market Fund.

The investment environment

On Monday, September 15, 2008, Lehman Brothers Holdings Inc. filed for bankruptcy. The next day, the $62 billion Reserve Primary Fund—still carrying a $785 million position in Lehman commercial paper—“broke the buck,” when its per-share value dropped below $1. In the days that followed, the U.S. Treasury Department announced a temporary program to insure investors’ holdings in eligible money market funds. Although we had no concerns about the stability of the Vanguard Money Market Funds, we agreed to participate in this program, reasoning that a coordinated effort to support short-term debt markets would benefit our own shareholders.

The market had been volatile in the months leading up to Lehman’s bankruptcy amid increasing concerns over structured investment vehicles, auction rate securities, and Bear Stearns. These events led us to take defensive measures by allocating a large portion of the Prime Money Market Fund’s assets into less-volatile Treasury and agency securities.

The management of the funds

Since December 16, 2008, the Federal Reserve Board has kept its target for the federal funds rate, the key benchmark for short-term debt securities, at a range of 0% to 0.25%. This historically low level has presented a challenge to all money market funds, including Vanguard’s.

We have been managing our money market portfolios to the longest average maturity allowed, which lets us take advantage of the steepness in the money market yield curve. The Federal Reserve has made it clear that they intend to keep rates on hold for an “extended period,” so we consider this positioning an effective strategy to enhance shareholder returns.

Our credit analysts, who did an outstanding job protecting the funds throughout the crisis, have been adding issuers to our approved list as market conditions continue to improve, expanding our selection of investment options. A number of these issuers weathered the storm or received government support, allowing our analysts to remove previous restrictions.

In early August, we merged the Treasury Money Market Fund into the lower-cost Admiral Treasury Money Market Fund, which remains closed to new investors. The Federal Money Market Fund also remains closed to new investors. The yields of both funds have come under severe pressure during this period of exceptionally low interest rates. We took these actions to limit new investments that would force us to buy lower-yielding securities, which would in turn dilute the yields for existing shareholders.

The investment outlook

Money market funds have been through their toughest period ever. Given the circumstances, regulatory changes are inevitable and certainly warranted. The mutual fund industry has proposed ways to fine-tune risk control and strengthen reporting standards for money market funds. Recommendations from an Investment Company Institute (ICI) panel led by Vanguard Chairman Jack Brennan, which were quickly adopted by Vanguard, included:

• Mandating daily and weekly liquidity requirements.

• Lowering the maximum average maturity of fund holdings from 90 to 75 days.

• Raising quality standards even higher.

• Enhancing disclosures to investors.

• Requiring funds to adopt “know your client” procedures, so that they will be better prepared for periods when redemptions surge.

The Securities and Exchange Commission (SEC) has also been actively working to create new rules and regulations to strengthen the regulatory framework and make money market funds more resilient to widespread disruptions. However, even if no regulatory changes were made, Vanguard would be comfortable that our longstanding emphasis on the highest-quality securities, prudent portfolio management, and strict risk controls can help ensure the stability of our money market funds.

David R. Glocke, Principal
Vanguard Fixed Income Group
September 18, 2009

Results of Proxy Voting

At a special meeting of shareholders on July 2, 2009, fund shareholders approved the following two proposals:

Proposal 1—Elect trustees for each fund.*

The individuals listed in the table below were elected as trustees for each fund. All trustees with the exception of Messrs. McNabb and Volanakis (both of whom already served as directors of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

Prime Money Market Fund, Federal Money Market Fund
			Percentage
Trustee	For	Withheld	For
John J. Brennan	85,273,008,179	2,974,404,432	96.6%
Charles D. Ellis	84,253,645,907	3,993,766,704	95.5%
Emerson U. Fullwood	84,969,784,444	3,277,628,167	96.3%
Rajiv L. Gupta	85,000,330,621	3,247,081,990	96.3%
Amy Gutmann	85,074,471,804	3,172,940,807	96.4%
JoAnn Heffernan Heisen	85,067,261,046	3,180,151,565	96.4%
F. William McNabb III	85,321,879,989	2,925,532,622	96.7%
André F. Perold	84,771,886,780	3,475,525,831	96.1%
Alfred M. Rankin, Jr.	85,133,627,728	3,113,784,883	96.5%
Peter F. Volanakis	85,289,356,411	2,958,056,200	96.6%
* Results are for all funds within the same trust.

Treasury Money Market Fund
			Percentage
Trustee	For	Withheld	For
John J. Brennan	4,565,203,593	139,661,352	97.0%
Charles D. Ellis	4,540,888,368	163,976,577	96.5%
Emerson U. Fullwood	4,546,420,640	158,444,305	96.6%
Rajiv L. Gupta	4,546,854,223	158,010,722	96.6%
Amy Gutmann	4,551,595,314	153,269,631	96.7%
JoAnn Heffernan Heisen	4,549,243,273	155,621,672	96.7%
F. William McNabb III	4,560,826,120	144,038,825	96.9%
André F. Perold	4,546,576,538	158,288,407	96.6%
Alfred M. Rankin, Jr.	4,554,521,190	150,343,755	96.8%
Peter F. Volanakis	4,557,292,269	147,572,676	96.9%

Admiral Treasury Money Market Fund
			Percentage
Trustee	For	Withheld	For
John J. Brennan	14,560,683,635	566,077,527	96.3%
Charles D. Ellis	14,477,279,932	649,481,230	95.7%
Emerson U. Fullwood	14,505,482,056	621,279,106	95.9%
Rajiv L. Gupta	14,521,318,192	605,442,970	96.0%
Amy Gutmann	14,479,677,010	647,084,151	95.7%
JoAnn Heffernan Heisen	14,478,329,292	648,431,869	95.7%
F. William McNabb III	14,561,370,833	565,390,329	96.3%
André F. Perold	14,532,160,580	594,600,582	96.1%
Alfred M. Rankin, Jr.	14,529,823,546	596,937,616	96.1%
Peter F. Volanakis	14,572,323,224	554,437,938	96.3%

Proposal 2—Update and standardize the funds’ fundamental policies regarding:
(a) Purchasing and selling real estate.
(b) Issuing senior securities.
(c) Borrowing money.
(d) Making loans.
(e) Purchasing and selling commodities.
(f) Concentrating investments in a particular industry or group of industries.
(g) Eliminating outdated fundamental investment policies not required by law.

The revised fundamental policies are clearly stated and simple, yet comprehensive, making oversight and compliance more efficient than under the former policies. The revised fundamental policies will allow the funds to respond more quickly to regulatory and market changes, while avoiding the costs and delays associated with successive shareholder meetings.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Prime Money Market Fund
2a	72,246,038,319	1,698,123,676	3,577,604,815	2,622,121,527	90.1%
2b	72,341,722,460	1,933,128,005	3,246,916,352	2,622,121,520	90.3%
2c	71,211,610,543	1,860,572,094	4,449,584,181	2,622,121,519	88.9%
2d	71,750,843,619	1,856,608,889	3,914,314,303	2,622,121,526	89.5%
2e	71,469,689,076	1,807,233,689	4,244,844,046	2,622,121,526	89.2%
2f	71,886,346,214	1,870,805,159	3,764,615,441	2,622,121,523	89.7%
2g	73,329,984,826	1,842,933,859	2,348,848,127	2,622,121,525	91.5%

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Federal Money Market Fund
2a	7,182,581,140	131,524,771	559,466,049	229,952,314	88.6%
2b	7,175,369,297	159,499,914	538,702,751	229,952,312	88.5%
2c	6,705,190,610	167,896,337	1,000,485,014	229,952,314	82.7%
2d	6,713,027,875	168,425,140	992,118,946	229,952,313	82.8%
2e	7,080,861,762	169,716,743	622,993,456	229,952,314	87.4%
2f	7,127,611,490	173,357,259	572,603,212	229,952,313	88.0%
2g	7,299,010,455	153,779,861	420,781,645	229,952,313	90.1%

Treasury Money Market Fund
2a	4,119,717,135	107,970,012	331,955,665	145,222,134	87.6%
2b	4,143,645,435	125,847,454	290,149,922	145,222,135	88.1%
2c	4,082,272,157	112,058,862	365,311,792	145,222,135	86.8%
2d	4,092,264,028	109,290,410	358,088,372	145,222,135	87.0%
2e	4,083,874,290	112,500,268	363,268,250	145,222,137	86.8%
2f	4,116,729,480	127,986,884	314,926,445	145,222,135	87.5%
2g	4,200,099,539	121,711,518	237,831,752	145,222,136	89.3%

Admiral Treasury Money Market Fund
2a	12,618,790,355	379,489,540	1,714,928,588	413,552,679	83.4%
2b	12,779,718,784	414,231,208	1,519,258,491	413,552,679	84.5%
2c	12,602,411,177	397,276,483	1,713,520,823	413,552,679	83.3%
2d	12,645,576,735	404,386,229	1,663,245,517	413,552,681	83.6%
2e	12,604,651,422	392,588,909	1,715,968,151	413,552,679	83.3%
2f	12,829,089,054	435,235,700	1,448,883,727	413,552,681	84.8%
2g	13,060,171,203	516,362,206	1,136,675,073	413,552,680	86.3%

Fund shareholders did not approve this proposal:

Proposal 3—Institute procedures to prevent holding investments in companies that, in the judgment of the board, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights.

The trustees recommended a vote against the proposal because it called for procedures that duplicate existing practices and procedures of the Vanguard funds.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Prime Money Market Fund	9,745,422,293	2,773,601,829	65,002,742,666	2,622,121,549	12.2%

Prime Money Market Fund

Fund Profile
As of August 31, 2009

Financial Attributes

Yield[1]
Investor Shares	0.19%
Institutional Shares	0.34%
Average Weighted Maturity	74 days
Average Quality[2]	Aa1
Expense Ratio[3]
Investor Shares	0.28%
Institutional Shares	0.13%

Distribution by Credit Quality2 (% of portfolio)

Aaa	46.0%
Aa	41.8
A	12.2

Sector Diversification (% of portfolio)

Finance
Commercial Paper	16.8%
Certificates of Deposit	43.9
Treasury/Agency	38.8
Other	0.5

1 7-day SEC yield. See the Glossary.
2 Moody’s Investors Service.

3 The expense ratios shown are from the prospectuses dated December 29, 2008, and represent estimated costs for the fiscal year based on the fund’s net assets as of the prospectus date. The expense ratios for the fiscal year ended August 31, 2009, were 0.28% for the Investor Shares and 0.13% for the Institutional Shares.

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: August 31, 1999–August 31, 2009
Initial Investment of $10,000

		Average Annual Total Returns		Final Value of
		Periods Ended August 31, 2009		a $10,000
	One Year	Five Years	Ten Years	Investment
Prime Money Market Fund Investor Shares[1]	1.31%	3.35%	3.20%	$13,706
Citigroup 3-Month Treasury Index	0.51	2.98	3.00	13,439
Money Market Funds Average[2]	0.62	2.70	2.59	12,908

				Final Value of
				a $5,000,000
	One Year	Five Years	Ten Years	Investment
Prime Money Market Fund Institutional Shares	1.47%	3.53%	3.39%	$6,981,419
Citigroup 3-Month Treasury Index	0.51	2.98	3.00	6,719,371
Institutional Money Market Funds Average[2]	0.89	3.15	3.03	6,739,024

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Returns for Money Market Funds Average and Institutional Money Market Funds Average are derived from data provided by Lipper Inc.

Prime Money Market Fund

Fiscal-Year Total Returns (%): August 31, 1999–August 31, 2009

	Prime Money
Fiscal	Market Fund	Peer
Year	Investor Shares[1]	Group[2]
2000	5.9%	5.3%
2001	5.4	4.7
2002	2.1	1.4
2003	1.1	0.6
2004	0.8	0.4
2005	2.3	1.7
2006	4.4	3.7
2007	5.2	4.6
2008	3.6	3.0
2009	1.3	0.6
7-day SEC yield (8/31/2009): 0.19%

Average Annual Total Returns: Periods Ended June 30, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[1]	6/4/1975	1.65%	3.39%	3.28%
Institutional Shares	10/3/1989	1.81	3.56	3.48

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. 2 Returns for Money Market Funds Average are derived from data provided by Lipper Inc.

Note: See Financial Highlights tables for dividend information.

Prime Money Market Fund

Financial Statements

Statement of Net Assets

As of August 31, 2009

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information). Additionally, the fund publishes its holdings on a monthly basis at www.vanguard.com.

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (38.3%)
2	Federal Home Loan Bank	0.220%	9/16/09	349,200	349,168
2	Federal Home Loan Bank	0.220%	9/18/09	1,317,161	1,317,024
2	Federal Home Loan Bank	0.240%	9/23/09	500,000	499,927
2	Federal Home Loan Bank	0.240%	9/25/09	59,000	58,991
2,3	Federal Home Loan Bank	0.601%	9/29/09	4,640,000	4,640,000
2,3	Federal Home Loan Bank	0.324%	11/13/09	1,079,640	1,079,258
2	Federal Home Loan Bank	0.857%	12/14/09	300,000	299,263
2	Federal Home Loan Bank	0.754%–0.806%	12/15/09	247,990	247,426
2	Federal Home Loan Bank	0.827%	12/16/09	11,625	11,597
2	Federal Home Loan Bank	0.857%	12/29/09	300,000	299,157
2	Federal Home Loan Bank	0.856%	1/19/10	153,561	153,053
2	Federal Home Loan Mortgage Corp.	0.220%	9/8/09	176,478	176,470
2	Federal Home Loan Mortgage Corp.	0.220%	9/21/09	126,650	126,634
2,3	Federal Home Loan Mortgage Corp.	0.609%	10/7/09	3,247,000	3,246,634
2	Federal Home Loan Mortgage Corp.	0.785%	12/21/09	208,818	208,316
2	Federal Home Loan Mortgage Corp.	0.341%	2/2/10	160,000	159,767
2	Federal National Mortgage Assn.	0.230%	9/21/09	495,000	494,937
2	Federal National Mortgage Assn.	0.805%	11/2/09	1,500,000	1,497,933
2,3	Federal National Mortgage Assn.	0.334%	11/13/09	3,000,000	2,999,491
2	Federal National Mortgage Assn.	0.826%	11/16/09	1,490,000	1,487,421
2	Federal National Mortgage Assn.	0.755%–0.846%	12/1/09	1,610,800	1,607,411
2	Federal National Mortgage Assn.	0.847%	12/2/09	950,000	947,961
2	Federal National Mortgage Assn.	0.867%	12/14/09	1,635,000	1,630,938
	U.S. Treasury Bill	0.401%	10/8/09	2,000,000	1,999,178
	U.S. Treasury Bill	0.371%	10/15/09	2,500,000	2,498,869
	U.S. Treasury Bill	0.185%	10/22/09	3,000,000	2,999,214
	U.S. Treasury Bill	0.180%–0.567%	11/19/09	1,650,000	1,649,221
	U.S. Treasury Bill	0.150%	12/3/09	1,500,000	1,499,431
	U.S. Treasury Bill	0.346%	12/10/09	1,000,000	999,042
	U.S. Treasury Bill	0.290%	12/17/09	1,500,000	1,498,707
	U.S. Treasury Bill	0.336%	12/24/09	2,650,000	2,647,189
	U.S. Treasury Bill	0.351%	12/31/09	500,000	499,412
	U.S. Treasury Bill	0.275%	1/28/10	1,000,000	998,862
	U.S. Treasury Bill	0.270%	2/18/10	1,500,000	1,498,087
	U.S. Treasury Bill	0.255%	2/25/10	500,000	499,373
	U.S. Treasury Bill	0.240%	3/4/10	1,000,000	998,787
Total U.S. Government and Agency Obligations (Cost $43,824,149)					43,824,149

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Commercial Paper (16.8%)
Finance—Auto (0.6%)
Toyota Motor Credit Corp.	0.350%	10/5/09	291,000	290,904
Toyota Motor Credit Corp.	0.350%	10/6/09	300,000	299,898
Toyota Motor Credit Corp.	0.350%	10/7/09	140,000	139,951
				730,753
Finance—Other (2.2%)
General Electric Capital Corp.	0.250%	9/14/09	492,000	491,956
General Electric Capital Corp.	0.210%	9/21/09	1,250,000	1,249,854
General Electric Capital Corp.	0.350%	10/5/09	800,000	799,735
				2,541,545
Foreign Banks (10.3%)
4 Australia & New Zealand Banking Group, Ltd.	0.330%	9/4/09	270,000	269,993
4 Australia & New Zealand Banking Group, Ltd.	0.531%	9/8/09	206,570	206,549
4 Australia & New Zealand Banking Group, Ltd.	0.391%	9/18/09	119,000	118,978
4 Australia & New Zealand Banking Group, Ltd.	0.501%	10/20/09	150,000	149,898
4 Australia & New Zealand Banking Group, Ltd.	0.803%	10/23/09	196,500	196,273
4 Australia & New Zealand
Banking Group, Ltd.	0.451%–0.572%	11/23/09	234,000	233,728
4 Australia & New Zealand Banking Group, Ltd.	0.451%	12/7/09	295,000	294,642
CBA (Delaware) Finance Inc.	0.300%	9/3/09	84,000	83,999
CBA (Delaware) Finance Inc.	0.330%–0.491%	9/8/09	453,000	452,968
CBA (Delaware) Finance Inc.	0.350%	9/16/09	96,500	96,486
CBA (Delaware) Finance Inc.	0.391%	10/6/09	147,500	147,444
CBA (Delaware) Finance Inc.	0.330%	10/9/09	85,000	84,970
CBA (Delaware) Finance Inc.	0.310%	10/15/09	100,000	99,962
CBA (Delaware) Finance Inc.	0.743%	11/9/09	27,500	27,461
CBA (Delaware) Finance Inc.	0.461%	11/25/09	147,500	147,340
CBA (Delaware) Finance Inc.	0.240%	11/30/09	398,225	397,986
CBA (Delaware) Finance Inc.	0.491%	12/14/09	98,000	97,861
CBA (Delaware) Finance Inc.	0.501%	12/21/09	45,350	45,280
CBA (Delaware) Finance Inc.	0.501%	12/22/09	100,000	99,844
CBA (Delaware) Finance Inc.	0.401%	1/29/10	100,000	99,833
4 Danske Corp.	0.360%	10/9/09	100,000	99,962
4 Danske Corp.	1.106%	10/16/09	49,294	49,226
4 Danske Corp.	1.056%	10/26/09	200,000	199,679
4 Danske Corp.	0.894%	10/28/09	50,000	49,930
4 Danske Corp.	0.803%	11/2/09	200,000	199,724
4 Danske Corp.	0.592%	12/15/09	497,000	496,145
4 Danske Corp.	0.501%	1/15/10	73,100	72,962
4 Danske Corp.	0.491%	1/19/10	805,000	803,466
4 Danske Corp.	0.481%	1/20/10	134,900	134,646
4 Danske Corp.	0.451%	1/22/10	650,000	648,838
4 Danske Corp.	0.351%	2/25/10	497,000	496,145
4 DNB NOR Bank ASA	0.280%	9/14/09	495,000	494,950
4 DNB NOR Bank ASA	0.501%	1/4/10	300,000	299,479
4 DNB NOR Bank ASA	0.481%	1/15/10	200,000	199,637
4 DNB NOR Bank ASA	0.451%	1/22/10	300,000	299,464
4 DNB NOR Bank ASA	0.421%	2/10/10	207,000	206,609
Santander Central Hispano Finance (Delaware), Inc.	1.044%	9/8/09	162,500	162,467
Santander Central Hispano Finance (Delaware), Inc.	0.651%	9/18/09	121,000	120,963
Santander Central Hispano Finance (Delaware), Inc.	0.501%	11/18/09	26,000	25,972
Santander Central Hispano Finance (Delaware), Inc.	0.652%	12/2/09	109,000	108,819
Santander Central Hispano Finance (Delaware), Inc.	0.652%	12/4/09	197,000	196,666
Santander Central Hispano Finance (Delaware), Inc.	0.803%	12/9/09	290,315	289,676

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Santander Central Hispano Finance (Delaware), Inc.	0.552%	1/14/10	210,750	210,315
4 Westpac Banking Corp.	0.320%	9/3/09	73,901	73,900
4 Westpac Banking Corp.	0.320%	9/4/09	250,000	249,993
4 Westpac Banking Corp.	0.350%	9/21/09	177,000	176,966
4 Westpac Banking Corp.	0.370%	10/5/09	98,000	97,966
4 Westpac Banking Corp.	0.844%	10/27/09	305,000	304,602
4 Westpac Banking Corp.	0.813%	11/4/09	200,000	199,712
4 Westpac Banking Corp.	0.451%	12/7/09	295,000	294,642
4 Westpac Banking Corp.	0.401%	1/21/10	617,000	616,027
4 Westpac Banking Corp.	0.401%	2/9/10	200,000	199,642
4 Westpac Banking Corp.	0.401%	2/10/10	250,000	249,550
4 Westpac Banking Corp.	0.381%	2/22/10	118,000	117,783
				11,798,018
Foreign Governments (2.8%)
Caisse D’Amortissement de la Dette Sociale	0.521%	9/21/09	77,000	76,978
Caisse D’Amortissement de la Dette Sociale	0.521%	9/22/09	461,000	460,860
Caisse D’Amortissement de la Dette Sociale	0.591%	10/1/09	150,000	149,926
Caisse D’Amortissement de la Dette Sociale	0.542%	12/11/09	447,775	447,097
Caisse D’Amortissement
de la Dette Sociale	0.501%–0.511%	12/28/09	90,000	89,850
Caisse D’Amortissement de la Dette Sociale	0.401%	1/14/10	300,000	299,550
Caisse D’Amortissement de la Dette Sociale	0.351%	2/5/10	112,000	111,829
4 Kreditanstalt Fuer Wiederaufbau	0.330%	9/8/09	594,000	593,962
4 Kreditanstalt Fuer Wiederaufbau	0.330%	9/9/09	519,000	518,962
4 Kreditanstalt Fuer Wiederaufbau	0.310%	9/21/09	493,000	492,915
				3,241,929
Foreign Industrial (0.8%)
4 BP Capital Markets PLC	0.789%	10/19/09	25,000	24,974
4 Nestle Capital Corp.	0.704%	10/26/09	50,000	49,947
4 Nestle Capital Corp.	0.673%–0.704%	1/19/10	393,700	392,639
4 Nestle Capital Corp.	0.603%	2/16/10	28,165	28,086
4 Nestle Capital Corp.	0.603%	2/17/10	77,000	76,783
4 Total Capital Canada, Ltd.	0.270%	10/8/09	84,000	83,977
4 Total Capital Canada, Ltd.	0.270%	10/14/09	88,635	88,606
4 Total Capital Canada, Ltd.	0.230%	12/1/09	106,000	105,938
				850,950
Industrial (0.1%)
4 Pfizer Inc.	0.280%	9/1/09	98,000	98,000
Total Commercial Paper (Cost $19,261,195)				19,261,195
Certificates of Deposit (43.7%)
Domestic Banks (2.1%)
Bank of America, NA	0.400%	9/17/09	500,000	500,000
Bank of America, NA	0.380%	10/13/09	500,000	500,000
Bank of America, NA	0.330%	10/27/09	500,000	500,000
Bank of America, NA	0.300%	11/2/09	175,000	175,000
State Street Bank & Trust Co.	0.350%	10/13/09	350,000	350,000
State Street Bank & Trust Co.	0.290%	10/22/09	350,000	350,000
				2,375,000
Eurodollar Certificates of Deposit (13.2%)
Australia & New Zealand Banking Group, Ltd.	0.330%	9/3/09	500,000	500,000
Australia & New Zealand Banking Group, Ltd.	0.800%	10/30/09	100,000	100,000
Australia & New Zealand Banking Group, Ltd.	0.600%	11/16/09	497,000	497,000
Australia & New Zealand Banking Group, Ltd.	0.420%	1/28/10	430,000	430,000
Banco Bilbao Vizcaya Argentaria, SA	0.350%	9/11/09	250,000	250,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Banco Bilbao Vizcaya Argentaria, SA	1.000%	11/9/09	200,000	200,000
Bank of Nova Scotia	0.500%	12/14/09	98,000	98,000
BNP Paribas	0.370%	10/6/09	211,000	211,000
BNP Paribas	0.360%	10/13/09	100,000	100,000
Commonwealth Bank of Australia	0.900%	10/29/09	250,000	250,000
Commonwealth Bank of Australia	0.380%	2/18/10	246,000	246,000
Credit Agricole S.A.	0.500%	10/26/09	500,000	500,000
Credit Agricole S.A.	0.450%	11/2/09	450,000	450,000
Credit Agricole S.A.	0.600%	11/19/09	500,000	500,000
Credit Agricole S.A.	0.650%	12/2/09	500,000	500,000
Credit Agricole S.A.	0.530%	1/15/10	300,000	300,000
Credit Agricole S.A.	0.500%	1/27/10	500,000	500,000
Credit Agricole S.A.	0.530%	2/5/10	700,000	700,000
DNB NOR Bank ASA	0.320%	10/15/09	250,000	250,000
DNB NOR Bank ASA	0.320%	10/15/09	250,000	250,000
DNB NOR Bank ASA	0.420%	2/8/10	400,000	400,000
HSBC Bank PLC	0.350%	9/24/09	500,000	500,000
HSBC Bank PLC	0.240%	12/1/09	284,000	284,000
ING Bank N.V.	0.440%	10/22/09	500,000	500,000
ING Bank N.V.	0.350%	11/18/09	250,000	250,000
ING Bank N.V.	0.350%	11/20/09	800,000	800,000
ING Bank N.V.	0.350%	11/23/09	225,000	225,000
ING Bank N.V.	0.340%	11/30/09	515,000	515,000
National Australia Bank Ltd.	0.370%	9/3/09	492,000	492,000
National Australia Bank Ltd.	0.370%	9/11/09	250,000	250,000
National Australia Bank Ltd.	0.380%	10/1/09	300,000	300,000
National Australia Bank Ltd.	0.350%	10/8/09	250,000	250,000
National Australia Bank Ltd.	1.000%	10/21/09	300,000	300,000
National Australia Bank Ltd.	1.000%	11/5/09	300,000	300,000
National Australia Bank Ltd.	1.010%	11/5/09	98,000	98,002
National Australia Bank Ltd.	0.800%	11/9/09	200,000	200,000
National Australia Bank Ltd.	0.500%	12/16/09	250,000	250,000
National Australia Bank Ltd.	0.470%	1/8/10	250,000	250,000
National Australia Bank Ltd.	0.400%	2/8/10	275,000	275,000
National Australia Bank Ltd.	0.370%	3/1/10	470,000	470,000
Societe Generale	0.320%	11/2/09	300,000	300,000
Societe Generale	0.970%	11/2/09	300,000	300,000
Societe Generale	0.940%	11/6/09	200,000	200,000
Societe Generale	0.290%	11/25/09	540,000	540,000
				15,081,002
Yankee Certificates of Deposit (28.4%)
Abbey National Treasury Services PLC (US Branch)	0.400%	2/17/10	246,000	246,000
Abbey National Treasury Services PLC (US Branch)	0.330%	3/1/10	400,000	400,000
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	1.110%	10/30/09	100,000	100,005
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	1.080%	11/4/09	300,000	300,000
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	1.010%	11/6/09	295,000	295,000
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	0.650%	12/1/09	49,000	49,000
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	0.700%	12/2/09	445,000	445,000
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	0.500%	1/13/10	100,000	100,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	0.500%	1/14/10	400,000	400,000
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	0.450%	1/21/10	250,000	250,000
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	0.450%	1/27/10	110,000	110,000
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	0.400%	2/10/10	450,000	450,000
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	0.355%	3/1/10	485,000	485,000
Bank of Montreal (Chicago Branch)	0.320%	9/1/09	500,000	500,000
Bank of Montreal (Chicago Branch)	0.310%	9/10/09	250,000	250,000
Bank of Montreal (Chicago Branch)	0.350%	9/16/09	253,000	253,000
Bank of Montreal (Chicago Branch)	0.240%	9/18/09	500,000	500,000
Bank of Montreal (Chicago Branch)	0.350%	10/7/09	350,000	350,000
Bank of Montreal (Chicago Branch)	0.310%	10/14/09	200,000	200,000
Bank of Montreal (Chicago Branch)	0.230%	10/28/09	180,000	180,000
Bank of Montreal (Chicago Branch)	0.290%	11/6/09	50,000	50,000
Bank of Nova Scotia (Houston Branch)	0.850%	10/27/09	295,000	295,000
Bank of Nova Scotia (Houston Branch)	0.780%	11/2/09	500,000	500,000
Bank of Nova Scotia (Houston Branch)	0.460%	11/23/09	500,000	500,000
Bank of Nova Scotia (Houston Branch)	0.470%	12/1/09	500,000	500,000
Bank of Nova Scotia (Houston Branch)	0.500%	12/15/09	150,000	150,000
Bank of Nova Scotia (Houston Branch)	0.500%	12/23/09	300,000	300,000
Bank of Nova Scotia (Houston Branch)	0.400%	1/29/10	495,000	495,000
Bank of Nova Scotia (Houston Branch)	0.400%	2/1/10	495,000	495,000
Bank of Nova Scotia (Houston Branch)	0.370%	2/24/10	100,000	100,000
BNP Paribas (New York Branch)	0.920%	10/28/09	300,000	300,000
BNP Paribas (New York Branch)	0.870%	11/5/09	500,000	500,000
BNP Paribas (New York Branch)	0.840%	11/6/09	500,000	500,000
BNP Paribas (New York Branch)	0.450%	1/13/10	250,000	250,000
BNP Paribas (New York Branch)	0.420%	2/5/10	400,000	400,000
BNP Paribas (New York Branch)	0.380%	2/26/10	175,000	175,000
Dexia Credit Local SA (New York Branch)	0.630%	10/6/09	406,000	406,000
Dexia Credit Local SA (New York Branch)	0.500%	11/4/09	412,000	412,000
DNB NOR Bank ASA (New York Branch)	0.300%	9/14/09	250,000	250,000
DNB NOR Bank ASA (New York Branch)	0.500%	1/4/10	300,000	300,000
DNB NOR Bank ASA (New York Branch)	0.380%	2/26/10	480,000	480,000
Fortis Bank SA/NV (New York Branch)	0.750%	9/8/09	500,000	500,000
Fortis Bank SA/NV (New York Branch)	0.470%	10/9/09	250,000	250,000
Fortis Bank SA/NV (New York Branch)	0.500%	10/13/09	250,000	250,000
Lloyds TSB Bank PLC (New York Branch)	0.580%	9/11/09	500,000	500,000
Lloyds TSB Bank PLC (New York Branch)	0.565%	9/15/09	75,000	75,000
Lloyds TSB Bank PLC (New York Branch)	0.440%	10/15/09	375,000	375,000
Lloyds TSB Bank PLC (New York Branch)	0.450%	10/23/09	550,000	550,000
Lloyds TSB Bank PLC (New York Branch)	0.420%	11/5/09	300,000	300,000
Lloyds TSB Bank PLC (New York Branch)	0.310%	12/1/09	496,000	496,000
Nordea Bank Finland PLC (New York Branch)	0.450%	9/1/09	300,000	300,000
Nordea Bank Finland PLC (New York Branch)	0.410%	9/8/09	200,000	200,000
Nordea Bank Finland PLC (New York Branch)	0.510%	9/29/09	200,000	200,000
Nordea Bank Finland PLC (New York Branch)	0.220%	10/1/09	500,000	500,000
Nordea Bank Finland PLC (New York Branch)	0.220%	10/1/09	340,000	340,000
Nordea Bank Finland PLC (New York Branch)	0.470%	10/5/09	200,000	200,000
Nordea Bank Finland PLC (New York Branch)	1.300%	10/13/09	105,345	105,412
Nordea Bank Finland PLC (New York Branch)	0.590%	10/29/09	200,000	200,000
Nordea Bank Finland PLC (New York Branch)	0.530%	11/5/09	200,000	200,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Nordea Bank Finland PLC (New York Branch)	0.410%	1/25/10	500,000	500,000
Nordea Bank Finland PLC (New York Branch)	0.400%	1/27/10	197,000	197,000
Nordea Bank Finland PLC (New York Branch)	0.400%	2/4/10	493,000	493,000
Rabobank Nederland NV (New York Branch)	0.400%	10/5/09	500,000	500,000
Rabobank Nederland NV (New York Branch)	0.750%	11/5/09	600,000	600,000
Rabobank Nederland NV (New York Branch)	0.700%	11/9/09	420,000	420,000
Rabobank Nederland NV (New York Branch)	0.420%	1/25/10	997,500	997,500
Rabobank Nederland NV (New York Branch)	0.400%	2/5/10	450,000	450,000
Rabobank Nederland NV (New York Branch)	0.400%	2/18/10	246,000	246,000
Rabobank Nederland NV (New York Branch)	0.350%	3/1/10	500,000	500,000
Royal Bank of Canada (New York Branch)	0.350%	2/22/10	495,000	495,000
Royal Bank of Scotland PLC (Connecticut Branch)	0.660%	9/1/09	500,000	500,000
Royal Bank of Scotland PLC (Connecticut Branch)	0.650%	9/10/09	500,000	500,000
Royal Bank of Scotland PLC (Connecticut Branch)	0.550%	10/19/09	500,000	500,000
Royal Bank of Scotland PLC (Connecticut Branch)	0.490%	11/4/09	800,000	800,000
Societe Generale (New York Branch)	0.330%	9/8/09	700,000	700,000
Societe Generale (New York Branch)	0.350%	9/21/09	250,000	250,000
Svenska Handelsbanken (New York Branch)	0.350%	9/10/09	500,000	500,000
Svenska Handelsbanken (New York Branch)	0.350%	9/16/09	500,000	500,000
Svenska Handelsbanken (New York Branch)	0.280%	11/23/09	500,000	500,000
Svenska Handelsbanken (New York Branch)	0.240%	12/1/09	500,000	500,000
Toronto Dominion Bank (New York Branch)	0.420%	10/2/09	163,000	163,000
Toronto Dominion Bank (New York Branch)	0.550%	11/2/09	300,000	300,000
Toronto Dominion Bank (New York Branch)	0.500%	11/20/09	210,000	210,000
Toronto Dominion Bank (New York Branch)	0.500%	11/23/09	99,000	99,000
Toronto Dominion Bank (New York Branch)	0.550%	11/30/09	246,000	246,000
Toronto Dominion Bank (New York Branch)	0.500%	12/16/09	197,000	197,000
Toronto Dominion Bank (New York Branch)	0.450%	1/4/10	200,000	200,000
Toronto Dominion Bank (New York Branch)	0.520%	1/25/10	53,000	53,047
Toronto Dominion Bank (New York Branch)	0.400%	2/1/10	250,000	250,000
Toronto Dominion Bank (New York Branch)	0.400%	2/3/10	197,000	197,000
Toronto Dominion Bank (New York Branch)	0.500%	2/8/10	115,000	115,026
Toronto Dominion Bank (New York Branch)	0.400%	2/16/10	195,000	195,045
Westpac Banking Corp. (New York Branch)	0.500%	12/9/09	250,000	250,000
Westpac Banking Corp. (New York Branch)	0.480%	12/16/09	300,000	300,000
Westpac Banking Corp. (New York Branch)	0.470%	1/7/10	300,000	300,000
				32,486,035
Total Certificates of Deposit (Cost $49,942,037)				49,942,037
Other Notes (0.2%)
Bank of America, NA (Cost $220,000)	0.230%	9/23/09	220,000	220,000
Repurchase Agreements (3.3%)
Banc of America Securities, LLC
(Dated 8/31/09, Repurchase Value
$195,001,000, collateralized by U.S. Treasury
Inflation Adjusted Bond 2.375%, 1/15/25,
U.S. Treasury Note 4.000%, 8/15/18)	0.200%	9/1/09	195,000	195,000
Barclays Capital Inc.
(Dated 8/31/09, Repurchase Value
$86,783,000, collateralized by U.S. Treasury
Inflation Adjusted Note 1.875%, 7/15/15)	0.210%	9/1/09	86,782	86,782
Barclays Capital Inc.
(Dated 8/31/09, Repurchase Value
$346,002,000, collateralized by U.S. Treasury
Note 2.750%, 7/31/10)	0.220%	9/1/09	346,000	346,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
BNP Paribas Securities Corp.
(Dated 8/31/09, Repurchase Value
$624,004,000, collateralized by U.S. Treasury
Note 2.125%–4.500%, 1/31/10–3/31/16)	0.210%	9/1/09	624,000	624,000
Credit Suisse Securities (USA) LLC
(Dated 8/31/09, Repurchase Value
$416,002,000, collateralized by U.S. Treasury
Note 2.375%, 8/31/14)	0.200%	9/1/09	416,000	416,000
Deutsche Bank Securities, Inc.
(Dated 8/31/09, Repurchase Value
$208,001,000, collateralized by
U.S. Treasury Bond 4.500%–8.125%,
8/15/21–8/15/39)	0.190%	9/1/09	208,000	208,000
Goldman, Sachs & Co.
(Dated 8/31/09, Repurchase Value
$58,500,000, collateralized by U.S. Treasury
Inflation Adjusted Bond 2.000%, 1/15/26)	0.210%	9/1/09	58,500	58,500
J.P. Morgan Securities Inc.
(Dated 8/31/09, Repurchase Value
$500,003,000, collateralized by Federal
Home Loan Bank 3.250%–7.375%,
10/9/09–5/15/19, Federal Home Loan
Mortgage Corp. 2.875%–5.350%,
6/28/10–8/1/15, Federal National
Mortgage Assn. 1.375%–7.125%,
4/9/10–1/15/30)	0.210%	9/1/09	500,000	500,000
RBC Capital Markets Corp.
(Dated 8/31/09, Repurchase Value
$250,002,000, collateralized by Federal
National Mortgage Assn. 5.000%, 2/13/17)	0.220%	9/1/09	250,000	250,000
RBS Securities, Inc.
(Dated 8/31/09, Repurchase Value
$457,003,000, collateralized by Federal
Home Loan Bank 3.625%–4.625%,
7/1/11–8/15/12, Federal Home Loan
Mortgage Corp. 3.750%–5.250%,
4/18/11–4/18/16, Federal National
Mortgage Assn. 4.375%–6.625%,
9/13/10–12/15/16)	0.220%	9/1/09	457,000	457,000
Societe Generale
(Dated 8/31/09, Repurchase Value
$533,003,000, collateralized by
U.S. Treasury Inflation Adjusted
Note 2.500%–4.250%, 1/15/10–7/15/16,
U.S. Treasury Bond 8.125%, 8/15/19,
U.S. Treasury Note 1.375%–4.750%,
5/15/12–8/15/18)	0.200%	9/1/09	533,000	533,000
UBS Securities LLC
(Dated 8/31/09, Repurchase Value
$117,001,000, collateralized by Federal
National Mortgage Assn. 6.625%, 11/15/30)	0.210%	9/1/09	117,000	117,000
Total Repurchase Agreements (Cost $3,791,282)				3,791,282
Medium-Term Note (0.1%)
Industrial (0.1%)
3 Procter & Gamble Co. (Cost $81,012)	0.663%	9/9/09	81,000	81,012

Prime Money Market Fund

			Market
			Value•
	Yield[1]	Shares	($000)
Money Market Fund (0.4%)
5 Vanguard Municipal Cash
Management Fund (Cost $447,464)	0.241%	447,463,756	447,464
Total Investments (102.8%) (Cost $117,567,139)			117,567,139
Other Assets and Liabilities (–2.8%)
Other Assets			548,267
Liabilities			(3,714,609)
			(3,166,342)
Net Assets (100%)			114,400,797

At August 31, 2009, net assets consisted of:
Amount
($000)
Paid-in-Capital	114,385,161
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	15,636
Net Assets	114,400,797

Investor Shares—Net Assets
Applicable to 96,064,522,067 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	96,077,976
Net Asset Value per Share—Investor Shares	$1.00

Institutional Shares—Net Assets
Applicable to 18,320,644,318 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	18,322,821
Net Asset Value Per Share—Institutional Shares	$1.00

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At August 31, 2009, the aggregate value of these securities was $11,356,495,000, representing 9.9% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Operations

Year Ended
August 31, 2009
($000)
Investment Income
Income
Interest[1]	1,742,763
Total Income	1,742,763
Expenses
The Vanguard Group—Note B
Investment Advisory Services	8,802
Management and Administrative—Investor Shares	189,892
Management and Administrative—Institutional Shares	9,612
Marketing and Distribution—Investor Shares	30,412
Marketing and Distribution—Institutional Shares	5,010
Money Market Guarantee Program	39,563
Custodian Fees	1,677
Auditing Fees	24
Shareholders’ Reports and Proxies—Investor Shares	3,977
Shareholders’ Reports and Proxies—Institutional Shares	50
Trustees’ Fees and Expenses	187
Total Expenses	289,206
Net Investment Income	1,453,557
Realized Net Gain (Loss) on Investment Securities Sold	12,330
Net Increase (Decrease) in Net Assets Resulting from Operations	1,465,887

1 Interest income from an affiliated company of the fund was $384,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,453,557	3,623,514
Realized Net Gain (Loss)	12,330	8,193
Net Increase (Decrease) in Net Assets Resulting from Operations	1,465,887	3,631,707
Distributions
Net Investment Income
Investor Shares	(1,231,299)	(3,177,270)
Institutional Shares	(222,258)	(446,244)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(1,453,557)	(3,623,514)
Capital Share Transactions
Investor Shares	3,583,887	8,424,398
Institutional Shares	4,477,418	3,820,996
Net Increase (Decrease) from Capital Share Transactions	8,061,305	12,245,394
Total Increase (Decrease)	8,073,635	12,253,587
Net Assets
Beginning of Period	106,327,162	94,073,575
End of Period	114,400,797	106,327,162

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Investor Shares

For a Share Outstanding				Year Ended August 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.013	.035	.051	.043	.023
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.013	.035	.051	.043	.023
Distributions
Dividends from Net Investment Income	(.013)	(.035)	(.051)	(.043)	(.023)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.013)	(.035)	(.051)	(.043)	(.023)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	1.31%	3.60%	5.23%	4.38%	2.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$96,078	$92,483	$84,052	$64,578	$46,454
Ratio of Total Expenses to
Average Net Assets	0.28%[2]	0.23%	0.24%	0.29%	0.30%
Ratio of Net Investment Income to
Average Net Assets	1.25%	3.49%	5.10%	4.33%	2.29%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds. See Note E in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Institutional Shares

For a Share Outstanding				Year Ended August 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.015	.037	.053	.045	.025
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.015	.037	.053	.045	.025
Distributions
Dividends from Net Investment Income	(.015)	(.037)	(.053)	(.045)	(.025)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.015)	(.037)	(.053)	(.045)	(.025)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.47%	3.75%	5.39%	4.58%	2.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,323	$13,844	$10,022	$6,269	$5,764
Ratio of Total Expenses to
Average Net Assets	0.13%[1]	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.40%	3.64%	5.26%	4.53%	2.51%

1 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds. See Note E in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2006–2009), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2009, the fund had contributed capital of $25,612,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 10.24% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Prime Money Market Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Capital share transactions for each class of shares were:
			Year Ended August 31,
		2009		2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	113,259,182	113,259,182	106,732,520	106,732,520
Issued in Lieu of Cash Distributions	1,193,463	1,193,463	3,079,532	3,079,532
Redeemed	(110,868,758)	(110,868,758)	(101,387,654)	(101,387,654)
Net Increase (Decrease)—Investor Shares	3,583,887	3,583,887	8,424,398	8,424,398
Institutional Shares
Issued	23,083,370	23,083,370	18,040,054	18,040,054
Issued in Lieu of Cash Distributions	211,837	211,837	424,301	424,301
Redeemed	(18,817,789)	(18,817,789)	(14,643,359)	(14,643,359)
Net Increase (Decrease)—Institutional Shares	4,477,418	4,477,418	3,820,996	3,820,996

E. On October 7, 2008, the board of trustees approved the fund’s participation in a temporary program introduced by the U.S. Treasury to guarantee the account values of shareholders in a money market fund in the event the fund’s net asset value falls below $0.995 and the fund’s trustees decide to liquidate the fund. The program covers the lesser of a shareholder’s account value on September 19, 2008, or on the date of liquidation. To participate, the fund was required to pay a fee of 0.01% of its net assets as of September 19, 2008, for coverage through December 18, 2008. In December 2008, the U.S. Treasury extended the program through April 30, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008. In March 2009, the U.S. Treasury extended the program through September 18, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008.

F. In preparing the financial statements as of August 31, 2009, management considered the impact of subsequent events occurring through October 15, 2009, for potential recognition or disclosure in these financial statements.

Federal Money Market Fund

Fund Profile

As of August 31, 2009

Financial Attributes

Yield[1]	0.15%
Average Weighted Maturity	75 days
Average Quality[2]	Aaa
Expense Ratio[3]	0.28%

Distribution by Credit Quality[2] (% of portfolio)
Aaa	100.0%

Sector Diversification (% of portfolio)

U.S. Government/Agency	96.0%
Other	4.0

1 7-day SEC yield. See the Glossary.
2 Moody’s Investors Service.
3 The expense ratio shown is from the prospectus dated December 29, 2008, and represents estimated costs for the fiscal year based on the fund’s net assets as of the prospectus date. The expense ratio for the fiscal year ended August 31, 2009, was 0.27%.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: August 31, 1999–August 31, 2009
Initial Investment of $10,000

		Average Annual Total Returns		Final Value of
		Periods Ended August 31, 2009		a $10,000
	One Year	Five Years	Ten Years	Investment
Federal Money Market Fund[1]	1.06%	3.24%	3.14%	$13,617
Citigroup 3-Month Treasury Index	0.51	2.98	3.00	13,439
Government Money Market Funds Average[2]	0.43	2.64	2.57	12,893

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000 2 Returns for the Government Money Market Funds Average are derived from data provided by Lipper Inc.

Federal Money Market Fund

Fiscal-Year Total Returns (%): August 31, 1999–August 31, 2009

Fiscal	Federal Money	Peer
Year	Market Fund[1]	Group[2]
2000	5.8%	5.3%
2001	5.4	4.8
2002	2.1	1.5
2003	1.1	0.6
2004	0.8	0.4
2005	2.3	1.7
2006	4.3	3.8
2007	5.2	4.6
2008	3.5	2.7
2009	1.1	0.4
7-day SEC yield (8/31/2009): 0.15%

Average Annual Total Returns: Periods Ended June 30, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Federal Money Market Fund[1]	7/13/1981	1.38%	3.28%	3.22%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000 2 Returns for the Government Money Market Funds Average are derived from data provided by Lipper Inc.

Note: See Financial Highlights table for dividend information.

Federal Money Market Fund

Financial Statements

Statement of Net Assets

As of August 31, 2009

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information). Additionally, the fund publishes its holdings on a monthly basis at www.vanguard.com.

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (96.7%)
2	Federal Home Loan Bank	0.170%	9/1/09	100,000	100,000
2	Federal Home Loan Bank	0.180%–0.185%	9/4/09	153,000	152,998
2	Federal Home Loan Bank	0.180%–0.185%	9/9/09	67,500	67,497
2	Federal Home Loan Bank	0.180%	9/11/09	50,000	49,997
2	Federal Home Loan Bank	0.190%	9/23/09	93,400	93,389
2,3	Federal Home Loan Bank	0.601%	9/29/09	600,000	600,000
2,3	Federal Home Loan Bank	0.388%	10/6/09	386,150	386,001
2	Federal Home Loan Bank	0.210%	10/9/09	31,780	31,773
2,3	Federal Home Loan Bank	0.324%	11/13/09	165,000	164,944
2	Federal Home Loan Bank	0.805%–0.835%	11/18/09	386,892	386,212
2	Federal Home Loan Bank	0.825%	11/23/09	56,500	56,393
2	Federal Home Loan Bank	0.190%	11/27/09	25,000	24,989
2	Federal Home Loan Bank	0.836%	12/1/09	50,000	49,895
2	Federal Home Loan Bank	0.376%–0.401%	12/4/09	65,675	65,610
2	Federal Home Loan Bank	0.371%	1/5/10	22,161	22,132
2	Federal Home Loan Bank	0.361%	1/7/10	20,000	19,974
2	Federal Home Loan Bank	0.361%	1/8/10	10,000	9,987
2	Federal Home Loan Bank	0.321%	1/20/10	25,000	24,969
2	Federal Home Loan Bank	0.285%	2/12/10	40,000	39,948
2	Federal Home Loan Bank	0.684%	4/1/10	75,000	74,700
2	Federal Home Loan Bank	0.735%	4/20/10	100,000	99,532
2	Federal Home Loan Mortgage Corp.	0.230%	9/8/09	93,500	93,496
2	Federal Home Loan Mortgage Corp.	0.190%	9/9/09	21,280	21,279
2	Federal Home Loan Mortgage Corp.	0.220%–0.693%	9/14/09	300,000	299,942
2	Federal Home Loan Mortgage Corp.	0.612%	9/15/09	36,975	36,966
2	Federal Home Loan Mortgage Corp.	0.250%	9/21/09	21,100	21,097
2	Federal Home Loan Mortgage Corp.	0.250%	9/22/09	13,000	12,998
2	Federal Home Loan Mortgage Corp.	0.250%	9/23/09	31,000	30,995
2,3	Federal Home Loan Mortgage Corp.	0.609%	10/7/09	500,000	499,939
2	Federal Home Loan Mortgage Corp.	0.270%	10/13/09	200,000	199,937
2	Federal Home Loan Mortgage Corp.	0.270%	10/14/09	175,000	174,944
2	Federal Home Loan Mortgage Corp.	0.300%–0.361%	11/2/09	325,000	324,817
2	Federal Home Loan Mortgage Corp.	0.165%	11/3/09	20,000	19,994
2	Federal Home Loan Mortgage Corp.	0.250%	11/9/09	65,000	64,969
2	Federal Home Loan Mortgage Corp.	0.805%	12/7/09	24,489	24,436
2	Federal Home Loan Mortgage Corp.	0.351%–0.371%	1/6/10	94,000	93,880
2	Federal Home Loan Mortgage Corp.	0.321%	1/11/10	50,000	49,941
2	Federal Home Loan Mortgage Corp.	0.310%–0.321%	1/19/10	135,417	135,252
2	Federal Home Loan Mortgage Corp.	0.310%–0.321%	1/25/10	137,000	136,824

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
2 Federal Home Loan Mortgage Corp.	0.310%	1/26/10	41,000	40,948
2 Federal Home Loan Mortgage Corp.	0.320%–0.361%	2/1/10	89,397	89,269
2 Federal Home Loan Mortgage Corp.	0.341%–0.361%	2/2/10	97,500	97,355
2 Federal Home Loan Mortgage Corp.	0.265%–0.290%	2/16/10	87,000	86,887
2 Federal Home Loan Mortgage Corp.	0.341%	2/22/10	32,500	32,447
2 Federal National Mortgage Assn.	0.582%	9/1/09	53,500	53,500
2 Federal National Mortgage Assn.	0.582%	9/2/09	75,000	74,999
2 Federal National Mortgage Assn.	0.587%–0.592%	9/9/09	113,000	112,985
2 Federal National Mortgage Assn.	0.180%–0.200%	9/14/09	275,000	274,982
2 Federal National Mortgage Assn.	0.220%	9/16/09	165,000	164,985
2 Federal National Mortgage Assn.	0.632%	9/25/09	75,000	74,968
2 Federal National Mortgage Assn.	0.703%–0.734%	10/16/09	120,893	120,786
2 Federal National Mortgage Assn.	0.210%–0.220%	10/19/09	63,235	63,217
2 Federal National Mortgage Assn.	0.240%–0.300%	11/2/09	127,424	127,370
2 Federal National Mortgage Assn.	0.300%	11/4/09	37,500	37,480
2 Federal National Mortgage Assn.	0.845%	11/9/09	75,000	74,879
2 Federal National Mortgage Assn.	0.320%	12/2/09	48,000	47,961
2 Federal National Mortgage Assn.	0.310%	1/13/10	8,844	8,834
2 Federal National Mortgage Assn.	0.310%–0.321%	1/20/10	141,433	141,257
2 Federal National Mortgage Assn.	0.310%	1/27/10	280,000	279,643
2 Federal National Mortgage Assn.	0.321%	2/3/10	49,200	49,132
2 Federal National Mortgage Assn.	0.290%–0.300%	2/10/10	137,388	137,206
2 Federal National Mortgage Assn.	0.265%–0.280%	2/17/10	369,000	368,526
2 Federal National Mortgage Assn.	0.492%	2/22/10	60,000	59,858
2 Federal National Mortgage Assn.	0.270%	2/24/10	57,761	57,685
2 Federal National Mortgage Assn.	0.573%	4/1/10	100,000	99,664
U.S. Treasury Bill	0.401%	10/8/09	150,000	149,938
U.S. Treasury Bill	0.371%	10/15/09	300,000	299,864
U.S. Treasury Bill	0.181%	10/22/09	130,000	129,967
U.S. Treasury Bill	0.180%	11/19/09	125,000	124,951
U.S. Treasury Bill	0.346%	12/10/09	150,000	149,856
U.S. Treasury Bill	0.336%–0.338%	12/24/09	400,000	399,574
U.S. Treasury Bill	0.351%	12/31/09	200,000	199,765
U.S. Treasury Bill	0.280%	2/4/10	50,000	49,939
U.S. Treasury Bill	0.285%	2/11/10	35,000	34,955
Total U.S. Government and Agency Obligations (Cost $9,078,278)				9,078,278
Repurchase Agreements (4.1%)
Banc of America Securities, LLC
(Dated 8/31/09, Repurchase Value
$46,000,000 collateralized by
U.S. Treasury Note 3.875%, 5/15/18)	0.200%	9/1/09	46,000	46,000
BNP Paribas Securities Corp.
(Dated 8/31/09 Repurchase Value
$97,001,000 collateralized by
U.S. Treasury Inflation Adjusted Note
2.375%, 4/15/11)	0.210%	9/1/09	97,000	97,000
Credit Suisse Securities (USA), LLC
(Dated 8/31/09, Repurchase Value
$46,000,000 collateralized by
U.S. Treasury Bill 0.000%, 12/17/09)	0.200%	9/1/09	46,000	46,000
J.P. Morgan Securities Inc.
(Dated 8/31/09, Repurchase Value
$84,487,000 collateralized by
Federal Home Loan Bank 2.000%–5.375%,
9/14/12–8/15/24)	0.210%	9/1/09	84,487	84,487

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
RBS Securities, Inc.
(Dated 8/31/09, Repurchased Value
$51,000,000 collateralized by Federal
Home Loan Mortgage Corp. 1.450%,
9/10/10, Federal National
Mortgage Assn. 4.750%, 12/15/10)	0.220%	9/1/09	51,000	51,000
Societe Generale
(Dated 8/31/09, Repurchase Value
$58,000,000 collateralized by
U.S. Treasury Note 3.125%, 8/31/13)	0.200%	9/1/09	58,000	58,000
Total Repurchase Agreements (Cost $382,487)				382,487
Total Investments (100.8%) (Cost $9,460,765)				9,460,765
Other Assets and Liabilities (–0.8%)
Other Assets				19,071
Liabilities				(93,483)
				(74,412)
Net Assets (100%)
Applicable to 9,385,833,460 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				9,386,353
Net Asset Value per Share				$1.00

At August 31, 2009, net assets consisted of:
				Amount
				($000)
Paid-in-Capital				9,385,845
Undistributed Net Investment Income				—
Accumulated Net Realized Gains				508
Net Assets				9,386,353

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Operations

Year Ended
August 31, 2009
($000)
Investment Income
Income
Interest	140,787
Total Income	140,787
Expenses
The Vanguard Group—Note B
Investment Advisory Services	842
Management and Administrative	22,185
Marketing and Distribution	3,386
Money Market Guarantee Program	2,281
Custodian Fees	130
Auditing Fees	23
Shareholders’ Reports and Proxies	352
Trustees’ Fees and Expenses	18
Total Expenses	29,217
Net Investment Income	111,570
Realized Net Gain (Loss) on Investment Securities Sold	492
Net Increase (Decrease) in Net Assets Resulting from Operations	112,062

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	111,570	292,078
Realized Net Gain (Loss)	492	54
Net Increase (Decrease) in Net Assets Resulting from Operations	112,062	292,132
Distributions
Net Investment Income	(111,570)	(292,078)
Realized Capital Gain	—	—
Total Distributions	(111,570)	(292,078)
Capital Share Transactions (at $1.00)
Issued	12,201,190	10,018,883
Issued in Lieu of Cash Distributions	107,157	282,195
Redeemed	(11,904,665)	(8,991,301)
Net Increase (Decrease) from Capital Share Transactions	403,682	1,309,777
Total Increase (Decrease)	404,174	1,309,831
Net Assets
Beginning of Period	8,982,179	7,672,348
End of Period	9,386,353	8,982,179

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Financial Highlights

For a Share Outstanding				Year Ended August 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.011	.034	.051	.042	.022
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.011	.034	.051	.042	.022
Distributions
Dividends from Net Investment Income	(.011)	(.034)	(.051)	(.042)	(.022)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.011)	(.034)	(.051)	(.042)	(.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	1.06%	3.46%	5.17%	4.31%	2.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,386	$8,982	$7,672	$6,360	$5,507
Ratio of Total Expenses to
Average Net Assets	0.27%[2]	0.23%	0.24%	0.29%	0.30%
Ratio of Net Investment Income to
Average Net Assets	1.03%	3.33%	5.05%	4.25%	2.23%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Includes 0.02% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds. See Note D in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2006–2009), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2009, the fund had contributed capital of $2,243,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.90% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At August 31, 2009, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Federal Money Market Fund

D. On October 7, 2008, the board of trustees approved the fund’s participation in a temporary program introduced by the U.S. Treasury to guarantee the account values of shareholders in a money market fund in the event the fund’s net asset value falls below $0.995 and the fund’s trustees decide to liquidate the fund. The program covers the lesser of a shareholder’s account value on September 19, 2008, or on the date of liquidation. To participate, the fund was required to pay a fee of 0.01% of its net assets as of September 19, 2008, for coverage through December 18, 2008. In December 2008, the U.S. Treasury extended the program through April 30, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008. In March 2009, the U.S. Treasury extended the program through September 18, 2009. The fund’s trustees elected to discontinue the fund’s participation in the program effective April 30, 2009.

E. In preparing the financial statements as of August 31, 2009, management considered the impact of subsequent events occurring through October 15, 2009, for potential recognition or disclosure in these financial statements.

Admiral Treasury Money Market Fund

Fund Profile
As of August 31, 2009

Financial Attributes

Yield[1]	0.07%
Average Weighted Maturity	73 days
Average Quality[2]	Aaa
Expense Ratio[3]	0.15%

Distribution by Credit Quality[2] (% of portfolio)
Aaa	100.0%

Sector Diversification (% of portfolio)
Treasury	100.0%

1 7-day SEC yield. See the Glossary.
2 Moody’s Investors Service.
3 The expense ratio shown is from the prospectus dated December 29, 2008, and represents estimated costs for the fiscal year based on the fund’s net assets as of the prospectus date. The expense ratio for the fiscal year ended August 31, 2009, was 0.15%.

Admiral Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: August 31, 1999–August 31, 2009
Initial Investment of $50,000

		Average Annual Total Returns		Final Value of
		Periods Ended August 31, 2009		a $50,000
	One Year	Five Years	Ten Years	Investment
Admiral Treasury Money Market Fund	0.70%	3.05%	3.03%	$67,373
Citigroup 3-Month Treasury Index	0.51	2.98	3.00	67,194
iMoneyNet Money Fund Report’s
Average 100% Treasury Fund	0.17	2.34	2.39	63,349

Admiral Treasury Money Market Fund

Fiscal-Year Total Returns (%): August 31, 1999–August 31, 2009

Fiscal	Admiral Treasury	Peer
Year	Money Market Fund	Group[1]
2000	5.5%	5.0%
2001	5.3	4.7
2002	2.1	1.6
2003	1.2	0.7
2004	0.9	0.4
2005	2.3	1.6
2006	4.2	3.5
2007	5.0	4.3
2008	3.1	2.1
2009	0.7	0.2
7-day SEC yield (8/31/2009): 0.07%

Average Annual Total Returns: Periods Ended June 30, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Admiral Treasury Money Market	12/14/1992	0.99%	3.09%	3.10%

1 Derived from iMoneyNet Money Fund Report’s Average 100% Treasury Fund.
Note: See Financial Highlights table for dividend information.

Admiral Treasury Money Market Fund

Financial Statements

Statement of Net Assets

As of August 31, 2009

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information). Additionally, the fund publishes its holdings on a monthly basis at www.vanguard.com.

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (105.2%)
U.S. Treasury Bill	0.150%–0.441%	9/3/09	1,299,944	1,299,920
U.S. Treasury Bill	0.190%–0.461%	9/10/09	965,000	964,934
U.S. Treasury Bill	0.445%–0.446%	9/17/09	1,280,000	1,279,747
U.S. Treasury Bill	0.195%	9/24/09	1,857,631	1,857,400
U.S. Treasury Bill	0.195%	10/1/09	1,341,000	1,340,782
U.S. Treasury Bill	0.190%–0.400%	10/8/09	1,030,000	1,029,777
U.S. Treasury Bill	0.180%	10/15/09	1,510,000	1,509,668
U.S. Treasury Bill	0.185%–0.190%	10/22/09	1,400,000	1,399,626
U.S. Treasury Bill	0.305%	10/29/09	1,475,000	1,474,275
U.S. Treasury Bill	0.180%	11/5/09	1,075,840	1,075,490
U.S. Treasury Bill	0.185%–0.305%	11/12/09	1,687,000	1,686,132
U.S. Treasury Bill	0.180%–0.295%	11/19/09	1,985,000	1,983,967
U.S. Treasury Bill	0.160%–0.300%	11/27/09	2,040,583	2,039,466
U.S. Treasury Bill	0.150%–0.290%	12/3/09	1,600,000	1,599,097
U.S. Treasury Bill	0.345%–0.346%	12/10/09	662,000	661,366
U.S. Treasury Bill	0.290%	12/17/09	605,000	604,479
U.S. Treasury Bill	0.351%	12/31/09	248,000	247,708
U.S. Treasury Bill	0.285%	1/7/10	570,000	569,422
U.S. Treasury Bill	0.285%	1/21/10	906,000	904,982
U.S. Treasury Bill	0.275%	1/28/10	1,137,225	1,135,931
U.S. Treasury Bill	0.281%–0.285%	2/11/10	612,000	611,214
U.S. Treasury Bill	0.270%	2/18/10	516,000	515,342
U.S. Treasury Bill	0.255%	2/25/10	460,000	459,423
U.S. Treasury Bill	0.240%	3/4/10	500,000	499,393
Total U.S. Government and Agency Obligations (Cost $26,749,541)				26,749,541
Other Assets and Liabilities (–5.2%)
Other Assets				37,907
Liabilities				(1,352,635)
				(1,314,728)
Net Assets (100%)
Applicable to 25,431,762,193 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				25,434,813
Net Asset Value per Share				$1.00

Admiral Treasury Money Market Fund

At August 31, 2009, net assets consisted of:
Amount
($000)
Paid-in-Capital	25,432,445
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	2,368
Net Assets	25,434,813

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Operations

Year Ended
August 31, 2009
($000)
Investment Income
Income
Interest	218,978
Total Income	218,978
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,019
Management and Administrative	20,149
Marketing and Distribution	7,905
Money Market Guarantee Program	6,316
Custodian Fees	292
Auditing Fees	24
Shareholders’ Reports and Proxies	192
Trustees’ Fees and Expenses	34
Total Expenses	36,931
Net Investment Income	182,047
Realized Net Gain (Loss) on Investment Securities Sold	1,680
Net Increase (Decrease) in Net Assets Resulting from Operations	183,727

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	182,047	634,389
Realized Net Gain (Loss)	1,680	(142)
Net Increase (Decrease) in Net Assets Resulting from Operations	183,727	634,247
Distributions
Net Investment Income	(182,047)	(634,389)
Realized Capital Gain	—	—
Total Distributions	(182,047)	(634,389)
Capital Share Transactions (at $1.00)
Issued	15,029,687	19,825,341
Issued in Connection with Acquisition of Treasury Money Market Fund	6,138,800	—
Issued in Lieu of Cash Distributions	174,037	601,195
Redeemed	(19,198,371)	(17,201,363)
Net Increase (Decrease) from Capital Share Transactions	2,144,153	3,225,173
Total Increase (Decrease)	2,145,833	3,225,031
Net Assets
Beginning of Period	23,288,980	20,063,949
End of Period	25,434,813	23,288,980

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Financial Highlights

For a Share Outstanding				Year Ended August 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.007	.030	.049	.041	.023
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.007	.030	.049	.041	.023
Distributions
Dividends from Net Investment Income	(.007)	(.030)	(.049)	(.041)	(.023)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.007)	(.030)	(.049)	(.041)	(.023)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.70%	3.08%	5.02%	4.22%	2.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,435	$23,289	$20,064	$15,982	$13,838
Ratio of Total Expenses to
Average Net Assets	0.15%[1]	0.10%	0.10%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.74%	2.98%	4.90%	4.15%	2.27%

1 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds. See Note D in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Notes to Financial Statements

Vanguard Admiral Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2006–2009), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2009, the fund had contributed capital of $5,839,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 2.34% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At August 31, 2009, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Admiral Treasury Money Market Fund

D. On October 7, 2008, the board of trustees approved the fund’s participation in a temporary program introduced by the U.S. Treasury to guarantee the account values of shareholders in a money market fund in the event the fund’s net asset value falls below $0.995 and the fund’s trustees decide to liquidate the fund. The program covers the lesser of a shareholder’s account value on September 19, 2008, or on the date of liquidation. To participate, the fund was required to pay a fee of 0.01% of its net assets as of September 19, 2008, for coverage through December 18, 2008. In December 2008, the U.S. Treasury extended the program through April 30, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008. In March 2009, the U.S. Treasury extended the program through September 18, 2009. The fund’s trustees elected to discontinue the fund’s participation in the program effective April 30, 2009.

E. Effective August 11, 2009, the fund acquired all the net assets of Vanguard Treasury Money Market Fund pursuant to a plan of reorganization approved by the fund’s board of trustees. The acquisition was accomplished by a tax-free exchange of one share of the fund for each share of the Treasury Money Market Fund outstanding on August 11, 2009. The Treasury Money Market Fund’s net assets on August 11, 2009, were $6,138,800,000. The net assets of the fund immediately before the acquisition were $19,955,141,000. The net assets of the fund immediately following the acquisition were $26,093,941,000.

F. In preparing the financial statements as of August 31, 2009, management considered the impact of subsequent events occurring through October 15, 2009, for potential recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Money Market Reserves and Vanguard Admiral Funds and the Shareholders of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund and Vanguard Admiral Treasury Money Market Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund and Vanguard Admiral Treasury Money Market Fund (the “Funds”) at August 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodians and brokers and by agreement to the underlying ownership records for Vanguard Municipal Cash Management Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

October 15, 2009

Special 2009 tax information (unaudited) for Vanguard Prime Money Market Fund

This information for the fiscal year ended August 31, 2009, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 87.1% of income dividends are interest-related dividends.

Special 2009 tax information (unaudited) for Vanguard Federal Money Market Fund

This information for the fiscal year ended August 31, 2009, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

Special 2009 tax information (unaudited) for Vanguard Admiral Treasury Money Market Fund

This information for the fiscal year ended August 31, 2009, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

Special 2009 tax information (unaudited) for Vanguard Treasury Money Market Fund

This information for the period from September 1, 2008, to August 11, 2009, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus (the fee does not apply to the Prime Money Market Fund’s Institutional Shares or the Admiral Treasury Money Market Fund). If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended August 31, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Money Market Fund	2/28/2009	8/31/2009	Period[1]
Based on Actual Fund Return
Prime
Investor Shares	$1,000.00	$1,002.23	$1.41
Institutional Shares	1,000.00	1,003.00	0.66
Federal	1,000.00	1,001.83	1.36
Admiral Treasury	1,000.00	1,001.25	0.81
Based on Hypothetical 5% Yearly Return
Prime
Investor Shares	$1,000.00	$1,023.79	$1.43
Institutional Shares	1,000.00	1,024.55	0.66
Federal	1,000.00	1,023.84	1.38
Admiral Treasury	1,000.00	1,024.40	0.82

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Prime Money Market Fund, 0.28% for Investor Shares and 0.13% for Institutional Shares; for the Federal Money Market Fund, 0.27%; for the Admiral Treasury Money Market Fund, 0.16%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Prime Money Market Fund, Federal Money Market Fund, and Admiral Treasury Money Market Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor to the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment policies. Information about each fund’s most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in their respective peer groups and that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustees	Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
John J. Brennan[1]	Occupation(s) During the Past Five Years: Retired
Born 1954. Trustee Since May 1987. Chairman of	Executive Chief Staff and Marketing Officer for North
the Board. Principal Occupation(s) During the Past	America and Corporate Vice President of Xerox
Five Years: Chairman of the Board and Director/Trustee	Corporation (photocopiers and printers); Director of
of The Vanguard Group, Inc., and of each of the	SPX Corporation (multi-industry manufacturing), the
investment companies served by The Vanguard Group;	United Way of Rochester, the Boy Scouts of America,
Chief Executive Officer and President of The Vanguard	Amerigroup Corporation (direct health and medical
Group and of each of the investment companies served	insurance carriers), and Monroe Community College
by The Vanguard Group (1996–2008); Chairman of	Foundation.
the Financial Accounting Foundation; Governor of
the Financial Industry Regulatory Authority (FINRA);	Rajiv L. Gupta
Director of United Way of Southeastern Pennsylvania.	Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Retired
F. William McNabb III[1]	Chairman and Chief Executive Officer of Rohm and
Born 1957. Trustee Since July 2009. Principal	Haas Co. (chemicals); President of Rohm and Haas Co.
Occupation(s) During the Past Five Years: Director of	(2006–2008); Board Member of American Chemistry
The Vanguard Group, Inc., since 2008; Chief Executive	Council; Director of Tyco International, Ltd. (diversified
Officer and President of The Vanguard Group and of	manufacturing and services) and Hewlett-Packard Co.
each of the investment companies served by The	(electronic computer manufacturing); Trustee of The
Vanguard Group since 2008; Director of Vanguard	Conference Board.
Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President of
Independent Trustees	the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
Charles D. Ellis	of Arts and Sciences with Secondary Appointments
Born 1937. Trustee Since January 2001. Principal	at the Annenberg School for Communication and the
Occupation(s) During the Past Five Years: Applecore	Graduate School of Education of the University of
Partners (pro bono ventures in education); Senior	Pennsylvania; Director of Carnegie Corporation of
Advisor to Greenwich Associates (international business	New York, Schuylkill River Development Corporation,
strategy consulting); Successor Trustee of Yale University;	and Greater Philadelphia Chamber of Commerce;
Overseer of the Stern School of Business at New York	Trustee of the National Constitution Center.
University; Trustee of the Whitehead Institute for
Biomedical Research.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Retired	Thomas J. Higgins[1]
Corporate Vice President, Chief Global Diversity Officer,	Born 1957. Chief Financial Officer Since September
and Member of the Executive Committee of Johnson	2008. Principal Occupation(s) During the Past Five
& Johnson (pharmaceuticals/consumer products);	Years: Principal of The Vanguard Group, Inc.; Chief
Vice President and Chief Information Officer of Johnson	Financial Officer of each of the investment companies
& Johnson (1997–2005); Director of the University	served by The Vanguard Group since 2008; Treasurer
Medical Center at Princeton and Women’s Research	of each of the investment companies served by The
and Education Institute.	Vanguard Group (1998–2008).

André F. Perold	Kathryn J. Hyatt[1]
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George Gund	Occupation(s) During the Past Five Years: Principal of
Professor of Finance and Banking, Harvard Business	The Vanguard Group, Inc.; Treasurer of each of the
School; Director and Chairman of UNX, Inc. (equities	investment companies served by The Vanguard
trading firm); Chair of the Investment Committee of	Group since 2008; Assistant Treasurer of each of the
HighVista Strategies LLC (private investment firm).	investment companies served by The Vanguard Group
(1988–2008).
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Heidi Stam[1]
Occupation(s) During the Past Five Years: Chairman,	Born 1956. Secretary Since July 2005. Principal
President, Chief Executive Officer, and Director of	Occupation(s) During the Past Five Years: Managing
NACCO Industries, Inc. (forklift trucks/housewares/	Director of The Vanguard Group, Inc., since 2006;
lignite); Director of Goodrich Corporation (industrial	General Counsel of The Vanguard Group since 2005;
products/aircraft systems and services).	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
Peter F. Volanakis	since 2005; Director and Senior Vice President of
Born 1955. Trustee Since July 2009. Principal	Vanguard Marketing Corporation since 2005; Principal
Occupation(s) During the Past Five Years: President	of The Vanguard Group (1997–2006).
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005); Director	Vanguard Senior Management Team
of Corning Incorporated and Dow Corning; Trustee of
the Corning Incorporated Foundation and the Corning	R. Gregory Barton	Michael S. Miller
Museum of Glass; Overseer of the Amos Tuck School	Mortimer J. Buckley	James M. Norris
of Business Administration at Dartmouth College.	Kathleen C. Gubanich	Glenn W. Reed
	Paul A. Heller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either www.vanguard.com or www.sec.gov.
fund only if preceded or accompanied by
the fund’s current prospectus.	You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q300 102009

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2009: $47,000
Fiscal Year Ended August 31, 2008: $50,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2009: $3,354,640
Fiscal Year Ended August 31, 2008: $3,055,590

(b) Audit-Related Fees.

Fiscal Year Ended August 31, 2009: $876,210
Fiscal Year Ended August 31, 2008: $626,240

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended August 31, 2009: $423,070
Fiscal Year Ended August 31, 2008: $230,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended August 31, 2009: $0
Fiscal Year Ended August 31, 2008: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2009: $423,070
Fiscal Year Ended August 31, 2008: $230,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 22, 2009

VANGUARD MONEY MARKET RESERVES

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 22, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.